Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
OPERATING ACTIVITIES
Net income	$ 26,048	$ 50,912
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 11)	(3,776)	50,566
Depreciation and amortization	44,520	44,563
Unrealized foreign currency exchange loss (gain)	29,730	(58,640)
Equity based compensation	165	56
Equity (income) loss	(11,504)	1,613
Amortization of deferred debt issuance costs and other	1,512	1,840
Change in operating assets and liabilities	17,023	9,197
Accrued interest	186	(2,233)
Expenditures for drydocking	(7,185)	(6,016)
Net operating cash flow	96,719	91,858
FINANCING ACTIVITIES
Distribution to Teekay Corporation for the acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC (note 2)		(33,997)
Proceeds from issuance of long-term debt	100,640	35,049
Scheduled repayments of long-term debt	(38,129)	(40,427)
Prepayments of long-term debt	(173,000)	(9,000)
Scheduled repayments of capital lease obligations and other long-term liabilities	(4,983)	(1,854)
Proceeds from follow-on offering net of offering costs (note 13)	161,682
Advances to and from affiliates	1,443	(4,223)
(Increase) decrease in restricted cash	(3,227)	495
Equity contribution from Teekay Corporation to Dropdown Predecessor		466
Cash distributions paid	(78,238)	(65,269)
Purchase of Skaugen Multigas Subsidiary (note 10e)	(55,313)
Repayment of joint venture partners' advances	(59)	(1,264)
Other	(128)	(131)
Net financing cash flow	(89,312)	(120,155)
INVESTING ACTIVITIES
Advances to joint venture partner and to joint venture		(6,900)
Receipts from direct financing leases	2,867	2,666
Expenditures for vessels and equipment	(16,821)	(4,820)
Net investing cash flow	(13,954)	(9,054)
Decrease in cash and cash equivalents	(6,547)	(37,351)
Cash and cash equivalents, beginning of the period	81,055	108,350
Cash and cash equivalents, end of the period	74,508	70,999
Supplemental cash flow information (note 14)